Other Liabilities, Provisions and Commitments - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions	$ 8,298	$ 11,067
Tax [member]
Disclosure of other provisions [line items]
Provisions	5,038	6,717	$ 10,223	$ 1,658
Labor [member]
Disclosure of other provisions [line items]
Provisions	2,340	2,365	2,356	1,340
Legal [member]
Disclosure of other provisions [line items]
Provisions	$ 920	$ 1,985	$ 1,049	$ 319